Subsequent Events (Details) - USD ($)							1 Months Ended						2 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 05, 2022	Nov. 28, 2022	Oct. 04, 2022	Oct. 03, 2022	Sep. 08, 2022	Jul. 27, 2022	Nov. 18, 2022	Oct. 31, 2022	Oct. 27, 2022	Sep. 30, 2022	Aug. 31, 2022	Aug. 30, 2022	Oct. 31, 2022	Oct. 31, 2022	Jul. 31, 2022	Dec. 31, 2021	Jul. 31, 2022	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 12, 2022	Nov. 30, 2022	Nov. 04, 2022	Oct. 17, 2022	Sep. 05, 2022	Mar. 23, 2022	Mar. 01, 2022	Aug. 30, 2021
Subsequent Events (Details) [Line Items]
Total shares issued (in Shares)								2,060,000		2,060,000
Fair value								$ 252,340		$ 252,340
Withdraw																$ 337,000
Working capital loan																$ 500,000
Exercise price (in Dollars per share)										$ 10.14						$ 9.98										$ 10.02	$ 10.01	$ 9.197
Conversion price per share (in Dollars per share)														$ 0.1
Aggregate principal amount														$ 482,354
Discount amount								$ 72,354					$ 72,354	72,354
Payment of transaction expense														$ 410,000
Subsequent event description														While the Company intends to repay the notes in full in conjunction with the closing of the Merger, the December Investors will have the right to convert all or any portion of the amount the Company owes pursuant to the note into shares of the Company’s common stock at any time on or following the earlier of (i) four (4) months after the issuance date of the notes or (ii) sixty (60) calendar days after the closing of the Merger.
Common stock outstanding percentage								4.99%					4.99%	4.99%
Maturity date	Dec. 15, 2022
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock shares (in Shares)								165,000					165,000	165,000
Conversion Price [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share (in Dollars per share)														$ 0.0956
Forced Exercise Shares [Member]
Subsequent Events (Details) [Line Items]
Exceeds percentage														250.00%
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Commitment shares (in Shares)							2,100,000
Warrant purchase (in Shares)							10,500,000
Exercise price (in Dollars per share)							$ 0.1195
Quarterly payment	$ 100,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Total amortization payments																		$ 116,000	$ 87,000	$ 58,000
Minimum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Amortization payments		$ 200,000
Maximum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Amortization payments		$ 400,000
DIGERATI TECHNOLOGIES, INC [Member]
Subsequent Events (Details) [Line Items]
Conversion price, description																	The Company issued 150,000 shares of common stock with a fair market value of $20,145. The notes are convertible into shares of common stock at a conversion price equal to the greater of (i) $0.15 per share (the “Fixed Conversion Price”), or (ii) seventy-five percent (75%) of the lowest daily volume weighted average price (“VWAP”) over the ten (10) consecutive trading day period ending on the trading day immediately prior to the applicable conversion date (the “Variable Conversion Price”).
Maintain minimum liquidity															$ 2,000,000
Amortization payments						$ 19,500
Warrant purchase (in Shares)								160,628					160,628	160,628
Interest rate				8.00%					8.00%
Discount amount								$ 4,061,121					$ 4,061,121	$ 4,061,121	$ 180,750		$ 180,750
Maturity date				Jul. 03, 2023					Jul. 26, 2023								Jul. 31, 2025
DIGERATI TECHNOLOGIES, INC [Member] | Convertible Promissory Notes & Equity Issuance [Member]
Subsequent Events (Details) [Line Items]
Conversion price, description																	One of the convertible promissory notes provided, that the Holder shall, in its sole discretion, be able to convert any amounts due hereunder at a twenty-five percent (25%) discount to the per share price of the qualified uplisting financing of over $4MM. If, no later than July 31, 2023, the Company shall fail to uplist to any tier of the NASDAQ Stock Market, the New York Stock Exchange or the NYSE MKT, the conversion price under the note will be adjusted to equal the lesser of (i) $0.10 per share; or (ii) seventy-five percent (75%) of the lowest VWAP in the preceding twenty (20) consecutive trading days
DIGERATI TECHNOLOGIES, INC [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Quarterly principal payment																									$ 250,000
Annual interest			11.00%
Promissory note			$ 150,000		$ 50,000
Maturity date			Oct. 15, 2022		Jan. 31, 2023
Total principal outstanding																								$ 150,000
DIGERATI TECHNOLOGIES, INC [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Total shares issued (in Shares)											2,060,000
Fair value											$ 252,340
Total principal amounts																	$ 302,500
Principal balances totaling								$ 165,000
Annual interest								8.00%
Mature over a period ranging								9 months
Shares of common stock (in Shares)								300,000
Fair market value								$ 45,000
Conversion price (in Dollars per share)								$ 0.1
Conversion price discount								25.00%
Maintain minimum liquidity														2,000,000
DIGERATI TECHNOLOGIES, INC [Member] | Business Combination [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Business combination agreement, description												If the Business Combination Agreement is validly terminated, none of the parties to the Business Combination Agreement will have any liability or any further obligation under the Business Combination Agreement other than customary confidentiality obligations, except in the case of a willful breach of any covenant or agreement under the Business Combination Agreement or fraud, provided, that (A) if MEOA terminates the Business Combination Agreement pursuant to clauses (ii), (vi), (vii) or (viii) of the preceding paragraph, Digerati shall pay to MEOA, promptly following such termination, and in any event within not less than five business days following delivery of notice of termination, a termination fee in the amount of $2,000,000, (B) if Digerati terminates the Business Combination Agreement pursuant to clauses (iii) or (ix) of the preceding paragraph, MEOA shall pay to Digerati promptly following such termination, and in any event within not less than five business days following delivery of notice of termination, a termination fee in the amount of $2,000,000 and (C) in the event of a termination by MEOA pursuant to clauses (ix) or (x) of the preceding paragraph, Digerati shall pay to MEOA, promptly following such termination, and in any event within not less than five business days following delivery of notice of termination, a termination fee in the amount of $1,265,000.
DIGERATI TECHNOLOGIES, INC [Member] | MEOA Business Combination [Member]
Subsequent Events (Details) [Line Items]
Termination fee														$ 3
DIGERATI TECHNOLOGIES, INC [Member] | MEOA Business Combination [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Principal payment																							$ 250,000
DIGERATI TECHNOLOGIES, INC [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Senior leverage ratio (in Dollars per share)															$ 1
DIGERATI TECHNOLOGIES, INC [Member] | Minimum [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Senior leverage ratio (in Dollars per share)														$ 1
DIGERATI TECHNOLOGIES, INC [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Senior leverage ratio (in Dollars per share)															$ 4.06
DIGERATI TECHNOLOGIES, INC [Member] | Maximum [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Senior leverage ratio (in Dollars per share)														$ 4.05
MEOA Common Stock [Member] | DIGERATI TECHNOLOGIES, INC [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock par value (in Dollars per share)												$ 0.0001
MEOA Class A Common Stock [Member] | DIGERATI TECHNOLOGIES, INC [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock par value (in Dollars per share)												0.0001
MEOA Class B Common Stock [Member] | DIGERATI TECHNOLOGIES, INC [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock par value (in Dollars per share)												$ 0.0001
Convertible Note Maturity Date [Member]
Subsequent Events (Details) [Line Items]
Investor lent amount								$ 600,000					600,000	$ 600,000
Total gross proceeds														1,200,000
Principal amount								$ 660,000					$ 660,000	$ 660,000
Interest rate								10.00%					10.00%	10.00%
Convertible note maturity date								May 24, 2023					May 24, 2023	May 24, 2023
Convertible Note Commitment Shares [Member]
Subsequent Events (Details) [Line Items]
Common stock per share (in Dollars per share)								$ 660,000,000,000					$ 660,000,000,000	$ 660,000,000,000
Note Commitment Shares [Member]
Subsequent Events (Details) [Line Items]
Subsequent event description														In connection with the purchase of the Notes and pursuant to the SPAs, the Company issued a total of (i) 606,907 shares of Common Stock to the Investor (the “Notes Commitment Shares”) and (ii) warrants to the December Investors to purchase up to 3,034,535 shares of Common Stock (the “Warrants”). The Warrants can be exercised for five (5) years from the date of issuance, have an exercise price of $0.1195 (the “Exercise Price”), under a cash or cashless exercise provision at the option of the December Investors. The Exercise Price and the amount of warrant shares is subject to adjustment for any stock dividend, stock split, stock combination or other similar transaction that proportionately decreases or increases the amount of Common Stock shares outstanding. If the Company does not make the Notes amortization payments, the Exercise Price could be subject to a downward adjustment pursuant to dilutive issuance provision in the Warrants that is similar to the one provided for in the Notes. Each December Investor will not exercise its Warrant if such exercise would result in such December Investor together with such December Investor’s affiliates and any other persons acting as a group together with such December Investor or any of such December Investor’s affiliates beneficially owning more than 4.99% of the shares of Common Stock then outstanding.
Convertible Promissory Notes & Equity Issuance [Member] | DIGERATI TECHNOLOGIES, INC [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Principal balances totaling													$ 350,000
Annual interest													8.00%
Convertible Promissory Notes & Equity Issuance [Member] | DIGERATI TECHNOLOGIES, INC [Member] | Minimum [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Mature over a period ranging													6 months
Convertible Promissory Notes & Equity Issuance [Member] | DIGERATI TECHNOLOGIES, INC [Member] | Maximum [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Mature over a period ranging													1 year
Commitment Shares and Warrant [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Subsequent Events (Details) [Line Items]
Commitment shares and warrant description														On November 28, 2022, the Company entered into a securities purchase agreement (the “SPA”) with Mast Hill Fund, L.P. (the “Investor”), whereby the Company issued an unsecured promissory note with a principal amount of approximately $1,670,000 with an original issue discount of $250,500 and subject to annual interest of 10%.
Securities Purchase Agreement and Promissory Note [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Subsequent Events (Details) [Line Items]
Common stock per share (in Dollars per share)								$ 0.001					$ 0.001	$ 0.001
Investor beneficially owning percentage								4.99%					4.99%	4.99%
Conversion price (in Dollars per share)								$ 0.0956					$ 0.0956	$ 0.0956
Common stock shares (in Shares)														52,405,858
Effective days														180 days
Deposit amount																						$ 83,333.33
NLI Adjustable Note MRC Targets Payment [Member] | DIGERATI TECHNOLOGIES, INC [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Quarterly principal payment																					$ 250,000